Summary of Significant Accounting Policies (Details) - Schedule of condensed consolidated financial statements operating losses or cash flows from operations - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Change in fair value of warrant liabilities	$ (1,129,589)
Total other (income) expense, net	1,688,233
Net Loss	$ (12,944,628)	$ (15,127,629)	$ (7,194,038)
Basic and diluted earnings (loss) per share (in Dollars per share)	$ (1.49)
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Change in fair value of warrant liabilities	$ 7,092,827
Total other (income) expense, net	7,092,827
Net Loss	$ (7,092,827)
Basic and diluted earnings (loss) per share (in Dollars per share)	$ (0.6)
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Change in fair value of warrant liabilities	$ 5,963,238
Total other (income) expense, net	8,781,060
Net Loss	$ (20,037,455)
Basic and diluted earnings (loss) per share (in Dollars per share)	$ (2.09)